Governmental Loans - Additional Information (Detail) - CAD ($) $ in Millions			9 Months Ended	12 Months Ended
	Mar. 29, 2019	Nov. 30, 2018	Dec. 31, 2024	Mar. 31, 2024	Mar. 25, 2024	Dec. 07, 2023	Sep. 20, 2021
Statement [Line Items]
Non current portion of governmental loans			$ 133.6	$ 127.4
Borrowings interest rate						7.50%
Repayment of government loans			(8.7)	(10.0)
Federal AMF Loan [Member]
Statement [Line Items]
Eligible interest free loan		$ 60.0	$ 60.0	$ 60.0
Borrowings maturity date		March 1, 2028	March 1, 2028	March 1, 2028
Borrowings maturity start date		Apr. 01, 2022
Income from government grants			$ 5.3	$ 7.7
Governmental loans			26.6	31.7
Non current portion of governmental loans			16.6	21.7
Repayment of government loans			7.5	10.0
MENDM Loan [Member]
Statement [Line Items]
Eligible interest free loan		$ 60.0	$ 60.0	$ 60.0
Borrowings maturity date		November 30, 2028	November 30, 2028	November 30, 2028
Borrowings maturity start date		Dec. 31, 2024
Income from government grants			$ 7.9	$ 10.9
Non current portion of governmental loans			35.8	42.8
Borrowings interest rate		2.50%
Governmental loans current and non-current			50.8	49.0
Federal SIF Agreement Loan [Member]
Statement [Line Items]
Eligible interest free loan			$ 15.0	$ 15.0
Borrowings maturity date	April 30, 2034		April 30, 2031	April 30, 2031
Borrowings maturity start date	Apr. 30, 2027
Income from government grants			$ 15.0	$ 15.0
Non current portion of governmental loans			9.9	9.4
Aggregate loan and grant eligible amount	$ 30.0
Government grant	15.0
Interest free loan amount	$ 15.0				$ 15.0
Additional income from government grants			5.1	5.6
Federal Sif Agreement Loan Due January One Two Thousand And Thirty [Member] | Algoma Steel Parent SCA [Member]
Statement [Line Items]
Eligible interest free loan			43.8	74.4
Income from government grants			26.0	48.2
Non current portion of governmental loans			$ 71.3	$ 53.5
Aggregate loan and grant eligible amount							$ 200.0